Vessels, Port Terminals and Other Fixed Assets, Net (Tables)	6 Months Ended
Jun. 30, 2017
Vessels, Port Terminals and Other Fixed Assets, net

Vessels, Port Terminals and Other Fixed Assets, net	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2016	$2,529,488	$(708,387)	$1,821,101
Additions	3,212	(48,269)	(45,057)
Vessel impairment	(40,817)	27,624	(13,193)
Disposals	(8,865)	3,585	(5,280)
Write offs	(32)	18	(14)
Adjustment of purchase of leased asset	(5,243)	—	(5,243)
Transfers from deposits for vessels, port terminals and other fixed assets	137,357	—	137,357
Balance June 30, 2017	$2,615,100	$(725,429)	$1,889,671